SEGMENT INFORMATION - Revenues from External Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues from external customers:
Total operating revenues	$ 451,765	$ 438,637	$ 448,750
Collaborative arrangement
Revenues from external customers:
Time and voyage charter revenues			23,359
Perenco and SNH | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 221,020	$ 226,061	$ 218,096
Concentration risk percentage (in percent)	50.00%	54.00%	51.00%
An international major trading house | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 70,249	$ 46,090	$ 25,371
Concentration risk percentage (in percent)	16.00%	11.00%	6.00%
A European major trading house | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 21,557	$ 43,536	$ 8,908
Concentration risk percentage (in percent)	5.00%	10.00%	2.00%
The Cool Pool | Non-collaborative arrangement transactions
Revenues from external customers:
Time and voyage charter revenues			$ 43,300
The Cool Pool | Sales Revenue, net | Customer Concentration Risk
Revenues from external customers:
Concentration risk amount	$ 0	$ 0	$ 66,691
Concentration risk percentage (in percent)	0.00%	0.00%	16.00%
The Cool Pool | Sales Revenue, net | Customer Concentration Risk | Non-collaborative arrangement transactions
Revenues from external customers:
Time and voyage charter revenues			$ 66,700
Time charter revenues - collaborative arrangement
Revenues from external customers:
Total operating revenues	$ 0	$ 0	23,359
Time charter revenues - collaborative arrangement | Collaborative arrangement
Revenues from external customers:
Total operating revenues			$ 23,400